Movement of Provision for Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guarantees [Abstract]
Balance at beginning of the year	$ 250	$ 230
Charge to expenses	72	69
Deductions	(12)	(49)
Balance at end of the year	$ 310	$ 250